Financial Information for Parent Issuer, Guarantor Subsidiaries and Non-Guarantor Subsidiaries (Income Statement Disclosures) (Details) - USD ($) $ in Millions	3 Months Ended								12 Months Ended			24 Months Ended
	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2015
REVENUES
Commissions and fees									$ 3,809	$ 3,767	$ 3,633
Investment income									12	16	15
Other income									8	19	7
Total revenues	$ 974	$ 846	$ 922	$ 1,087	$ 958	$ 812	$ 935	$ 1,097	3,829	3,802	3,655
EXPENSES
Salaries and benefits									(2,306)	(2,314)	(2,207)
Other operating expenses									(799)	(659)	(636)
Depreciation expense									(95)	(92)	(94)
Amortization of intangible assets									(76)	(54)	(55)
Restructuring costs									(126)	(36)	0	$ (162)
Total expenses	(972)	(819)	(817)	(794)	(819)	(778)	(787)	(771)	(3,402)	(3,155)	(2,992)
OPERATING INCOME									427	647	663
Income from Group undertakings									0	0	0
Expenses due to Group undertakings									0	0	0
Other income (expense), net									55	6	22
Loss on extinguishment of debt									0	0	(60)
Interest expense									(142)	(135)	(126)
INCOME BEFORE INCOME TAXES AND INTEREST IN EARNINGS OF ASSOCIATES									340	518	499
Income tax benefit (expense)									33	(159)	(122)
INCOME BEFORE INTEREST IN EARNINGS OF ASSOCIATES									373	359	377
Interest in earnings of associates, net of tax									11	14	0
Equity account for subsidiaries									0	0	0
Net income (loss)	(18)	116	72	214	83	(8)	48	250	384	373	377
Less: net income attributable to noncontrolling interests									(11)	(11)	(12)
NET (INCOME) LOSS ATTRIBUTABLE TO WILLIS GROUP HOLDINGS	$ (24)	$ 117	$ 70	$ 210	$ 76	$ (7)	$ 47	$ 246	373	362	365
Willis Group Holdings — the Parent Issuer
REVENUES
Commissions and fees									0	0	0
Investment income									0	0	0
Other income									0	0	0
Total revenues									0	0	0
EXPENSES
Salaries and benefits									(1)	(1)	(1)
Other operating expenses									(12)	(16)	(5)
Depreciation expense									0	0	0
Amortization of intangible assets									0	0	0
Restructuring costs									0	0
Total expenses									(13)	(17)	(6)
OPERATING INCOME									(13)	(17)	(6)
Income from Group undertakings									0	0	0
Expenses due to Group undertakings									0	0	(10)
Other income (expense), net									(10)	(15)	5
Loss on extinguishment of debt											0
Interest expense									(43)	(43)	(42)
INCOME BEFORE INCOME TAXES AND INTEREST IN EARNINGS OF ASSOCIATES									(66)	(75)	(53)
Income tax benefit (expense)									0	0	0
INCOME BEFORE INTEREST IN EARNINGS OF ASSOCIATES									(66)	(75)	(53)
Interest in earnings of associates, net of tax									0	0	0
Equity account for subsidiaries									439	437	418
Net income (loss)									373	362	365
Less: net income attributable to noncontrolling interests									0	0	0
NET (INCOME) LOSS ATTRIBUTABLE TO WILLIS GROUP HOLDINGS									373	362	365
The Guarantors
REVENUES
Commissions and fees									11	8	8
Investment income									1	0	0
Other income									0	0	0
Total revenues									12	8	8
EXPENSES
Salaries and benefits									(78)	(81)	(103)
Other operating expenses									(114)	(133)	(232)
Depreciation expense									(22)	(21)	(23)
Amortization of intangible assets									0	0	0
Restructuring costs									(41)	(14)
Total expenses									(255)	(249)	(358)
OPERATING INCOME									(243)	(241)	(350)
Income from Group undertakings									350	424	466
Expenses due to Group undertakings									(109)	(102)	(86)
Other income (expense), net									42	(220)	(4)
Loss on extinguishment of debt											(60)
Interest expense									(81)	(80)	(79)
INCOME BEFORE INCOME TAXES AND INTEREST IN EARNINGS OF ASSOCIATES									(41)	(219)	(113)
Income tax benefit (expense)									46	49	23
INCOME BEFORE INTEREST IN EARNINGS OF ASSOCIATES									5	(170)	(90)
Interest in earnings of associates, net of tax									9	10	9
Equity account for subsidiaries									421	588	498
Net income (loss)									435	428	417
Less: net income attributable to noncontrolling interests									0	0	0
NET (INCOME) LOSS ATTRIBUTABLE TO WILLIS GROUP HOLDINGS									435	428	417
Other
REVENUES
Commissions and fees									3,798	3,759	3,625
Investment income									11	16	15
Other income									8	19	7
Total revenues									3,817	3,794	3,647
EXPENSES
Salaries and benefits									(2,227)	(2,232)	(2,103)
Other operating expenses									(673)	(510)	(399)
Depreciation expense									(73)	(71)	(71)
Amortization of intangible assets									(76)	(54)	(55)
Restructuring costs									(85)	(22)
Total expenses									(3,134)	(2,889)	(2,628)
OPERATING INCOME									683	905	1,019
Income from Group undertakings									110	102	86
Expenses due to Group undertakings									(351)	(424)	(456)
Other income (expense), net									23	11	31
Loss on extinguishment of debt											0
Interest expense									(18)	(12)	(5)
INCOME BEFORE INCOME TAXES AND INTEREST IN EARNINGS OF ASSOCIATES									447	582	675
Income tax benefit (expense)									(13)	(208)	(145)
INCOME BEFORE INTEREST IN EARNINGS OF ASSOCIATES									434	374	530
Interest in earnings of associates, net of tax									2	4	(9)
Equity account for subsidiaries									0	0	0
Net income (loss)									436	378	521
Less: net income attributable to noncontrolling interests									(11)	(11)	(12)
NET (INCOME) LOSS ATTRIBUTABLE TO WILLIS GROUP HOLDINGS									425	367	509
Consolidation, Eliminations [Member]
REVENUES
Commissions and fees										0	0
Investment income										0	0
Other income										0	0
Total revenues										0	0
EXPENSES
Salaries and benefits										0	0
Other operating expenses										0	0
Depreciation expense										0	0
Amortization of intangible assets										0	0
Restructuring costs										0
Total expenses										0	0
OPERATING INCOME										0	0
Income from Group undertakings										(636)	(641)
Expenses due to Group undertakings										636	641
Other income (expense), net										230	(10)
Loss on extinguishment of debt											0
Interest expense										0	0
INCOME BEFORE INCOME TAXES AND INTEREST IN EARNINGS OF ASSOCIATES										230	(10)
Income tax benefit (expense)										0	0
INCOME BEFORE INTEREST IN EARNINGS OF ASSOCIATES										230	(10)
Interest in earnings of associates, net of tax										0	0
Equity account for subsidiaries										(1,083)	(888)
Net income (loss)										(853)	(898)
Less: net income attributable to noncontrolling interests										0	0
NET (INCOME) LOSS ATTRIBUTABLE TO WILLIS GROUP HOLDINGS										(853)	(898)
Consolidation, Eliminations [Member] | Consolidating adjustments
REVENUES
Commissions and fees									0	0	0
Investment income									0	0	0
Other income									0	0	0
Total revenues									0	0	0
EXPENSES
Salaries and benefits									0	0	0
Other operating expenses									0	0	0
Depreciation expense									0	0	0
Amortization of intangible assets									0	0	0
Restructuring costs									0	0
Total expenses									0	0	0
OPERATING INCOME									0	0	0
Income from Group undertakings									(460)	(526)	(552)
Expenses due to Group undertakings									460	526	552
Other income (expense), net									0	230	(10)
Loss on extinguishment of debt											0
Interest expense									0	0	0
INCOME BEFORE INCOME TAXES AND INTEREST IN EARNINGS OF ASSOCIATES									0	230	(10)
Income tax benefit (expense)									0	0	0
INCOME BEFORE INTEREST IN EARNINGS OF ASSOCIATES									0	230	(10)
Interest in earnings of associates, net of tax									0	0	0
Equity account for subsidiaries									(860)	(1,025)	(916)
Net income (loss)									(860)	(795)	(926)
Less: net income attributable to noncontrolling interests									0	0	0
NET (INCOME) LOSS ATTRIBUTABLE TO WILLIS GROUP HOLDINGS									$ (860)	$ (795)	$ (926)